Fixed assets (Schedule of Fixed Assets) (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Balance	[1]	€ 73,274	€ 72,564
Balance		78,837	73,274	[1]
Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		87,922
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		93,171	88,049
Additions		10,081	5,122
Balance		103,252	93,171
Cost [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		87,921	87,880
Additions		1	41
Balance		87,922	87,921
Cost [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		5,081
Additions		10,076	5,081
Balance		15,157	5,081
Cost [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		117	117
Additions		4
Balance		121	117
Cost [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		52	52
Additions
Balance		52	52
Depreciation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		19,897	15,485
Depreciation for the year		4,518	4,411
Effect of changes in exchange rates			1
Balance		24,415	19,897
Depreciation [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		19,758	15,363
Depreciation for the year		4,396	4,394
Effect of changes in exchange rates			1
Balance		24,154	19,758
Depreciation [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance
Depreciation for the year		111
Effect of changes in exchange rates
Balance		111
Depreciation [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		87	74
Depreciation for the year		11	13
Effect of changes in exchange rates
Balance		98	87
Depreciation [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		52	48
Depreciation for the year		52	4
Effect of changes in exchange rates
Balance		52	52
Carrying Amounts [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		73,274	72,564
Balance		78,837	73,274
Carrying Amounts [Member] | Photovoltaic Plants [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		68,163	72,517
Balance		63,768	68,163
Carrying Amounts [Member] | Biogas installation [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		5,081
Balance		15,046	5,081
Carrying Amounts [Member] | Office furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance		30	43
Balance		23	30
Carrying Amounts [Member] | Leasehold Improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance			4
Balance

[1]	Please refer to note 2C for functional and presentation currency.